Share capital, stock options and other stock-based plans - Share units (Details) - Share units - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Number of Units
Outstanding, beginning of period (in shares)	713,061	524,322
Granted (in shares)	130,000	137,151
Exercised (in shares)	(20,521)	(68,071)
Forfeited/expired (in shares)	(134,706)	(117,296)
Outstanding, end of period (in shares)	687,834	476,106
Units outstanding and exercisable, end of period (in shares)	491	491
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 11.75	$ 11.75
Granted (in Canadian dollars per share)	2.02	3.99
Exercised (in Canadian dollars per share)	17.80	17.48
Forfeited/expired (in Canadian dollars per share)	8.55	11.36
Outstanding, end of period (in Canadian dollars per share)	5.20	8.78
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 31.07	$ 31.07